Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
NOTE 17:	WARRANT LIABILITIES

The fair value of warrant liabilities is as follows:

	As of December 31,	As of December 31,
	2024	2023
2023 private placement	8,013	34,276
2021 private placements	—	6,150
	8,013	40,426

In November 2023, the Company completed a private placement that included 22,222,223 warrants and 3,000,000 broker warrants to purchase common shares (the “2023 private placement”). The warrants and broker warrants are convertible for a fixed number of common shares of the Company but have a contingent cashless exercise clause which results in a classification of the warrants and broker warrants as a financial liability and measurement of such warrants at fair value through profit or loss recognized in Net financial income (expenses).

Details of the outstanding warrants are as follows:

	Year ended December 31,
	2024		2023
	Number of warrants	Weighted average exercise price (USD)	Number of warrants	Weighted average exercise price (USD)
Outstanding, January 1,	35,105,390	2.83	19,152,797	4.21
Granted	—	—	25,222,223	1.18
Exercised	(5,111,111)	1.17	(9,269,630)	1.18
Expired	(19,152,797)	4.21	—	—
Outstanding, December 31,	10,841,482	1.17	35,105,390	2.83

The weighted average contractual life of the warrants as of December 31, 2024, was 1.9 years (December 31, 2023: 1.6 years).

On January 7, 2024, 96,000 broker warrants from the January 7, 2021 private placement expired and were derecognized during the first quarter of 2024, which resulted in a non-cash gain on revaluation of warrants of $61 included in Net financial income (expenses) during the year ended December 31, 2024.

In February 2024, 5,000,000 warrants and 111,111 broker warrants related to the 2023 private placement were exercised resulting in the issuance of 5,111,111 common shares for proceeds of approximately $5,986.

On March 11, 2024, 25,000 warrants relating to the acquisition of the Garlock building in Sherbrooke, Quebec, Canada issued during the first quarter of 2022 expired. These warrants were recorded as equity instruments.

On May 17, 2024, 10,613,208 warrants and 1,132,076 broker warrants from the May 17, 2021 private placement expired and were derecognized during the second quarter of 2024, which resulted in a non-cash gain on revaluation of warrants of $1,739 in Net financial income (expenses) during the year ended December 31, 2024.

On July 10, 2024, 558,660 warrants and 446,927 broker warrants from the January 10, 2021 private placements expired and were derecognized during the third quarter of 2024, which resulted in a non-cash gain on revaluation of warrants of $505 in Net financial income (expenses) during the year ended December 31, 2024.

On August 7, 2024, 6,156,070 warrants and 124,856 broker warrants from the February 7, 2021 private placements expired and were derecognized during the third quarter of 2024, which resulted in a non-cash gain on revaluation of warrants of $3,412 in Net financial income (expenses) during the year ended December 31, 2024.

The Black-Scholes model and inputs below were used in determining the weighted average values of the warrants and broker warrants prior to their derecognition, which resulted in a non-cash loss on revaluation of warrants of $1,836 (year ended December 31, 2023: $19,359) included in Net financial income (expenses).

2023 warrants and broker warrants

	Remeasurement on settlement of warrants	Remeasurement at period end
Measurement date	February 12 to 28, 2024	December 31, 2024	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	87%	77%	91%
Risk-free interest rate (%)	4.67%	4.27%	4.23%
Expected life of warrants (years)	2.74	1.89	2.90
Share price (CAD)	4.42	2.13	3.85
Exercise price (USD)	1.17	1.17	1.17
Fair value of warrants (USD)	2.51	0.74	2.15
Number of warrants (exercised) outstanding	(5,111,111)	10,841,482	15,952,593

2021 warrants and broker warrants

Remeasurement at period end
Measurement date	December 31, 2023
Dividend yield (%)	—
Expected share price volatility (%)	82%
Risk-free interest rate (%)	4.23%
Expected life of warrants (years)	0.46
Share price (CAD)	3.85
Exercise price (USD)	4.20
Fair value of warrants (USD)	0.32
Number of warrants outstanding	19,127,797